PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 2,870,387	$ 423,043	¥ 3,147,936	¥ 2,844,025
Impairment	172,300		174,150	942,462	$ 25,394
Loss from property and equipment disposal	¥ (314)	$ (46)	¥ (12,410)	¥ (35,325)